Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 137,742	$ 111,722	$ 51,573
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	11,725	10,771	8,533
Share-based compensation	6,663	5,175	5,264
Deferred income tax provision	8,310	12,725	1,972
Provision for doubtful accounts	2,374	3,016	5,934
Non-cash contribution for 401(k) plan	1,718	489	1,297
Loss (gain) on sale of property and equipment	171	(432)	(47)
Excess tax benefits from share-based compensation	(859)	(2,862)	(9,589)
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable	11,987	(41,250)	67,243
Inventories	(22,489)	21,447	1,204
Accounts payable and other liabilities	(98,611)	28,088	(46,386)
Other, net	2,721	3,910	1,289
Net cash provided by operating activities	61,452	152,799	88,287
Cash flows from investing activities:
Business acquisitions, net of cash acquired	(43,455)	(3,824)	(9,840)
Capital expenditures	(13,925)	(8,421)	(5,912)
Proceeds from sale of property and equipment	737	2,111	249
Net cash used in investing activities	(56,643)	(10,134)	(15,503)
Cash flows from financing activities:
Dividends on Common and Class B common stock	(73,276)	(66,028)	(57,085)
Distributions to noncontrolling interest	(26,469)	(13,644)	(4,808)
Return of capital contribution to noncontrolling interest	(32,000)
Repayments of other long-term obligations	(69)	(729)	(234)
Payment of fees related to revolving credit agreements	(38)		(6,695)
Excess tax benefits from share-based compensation	859	2,862	9,589
Net proceeds from issuances of common stock	5,359	6,042	10,335
Net borrowings (repayments) under revolving credit agreements	10,000	(2,763)	(7,237)
Net cash used in financing activities	(115,634)	(74,260)	(56,135)
Net (decrease) increase in cash and cash equivalents	(110,825)	68,405	16,649
Cash and cash equivalents at beginning of year	126,498	58,093	41,444
Cash and cash equivalents at end of year	$ 15,673	$ 126,498	$ 58,093